SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	Sep. 30, 2021 Y
Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	1.17
Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	7.12
Minimum [Member] | Expected Stock Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	90
Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	2
Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	11.09
Maximum [Member] | Expected Stock Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	110.0